Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016
American Customer Satisfaction ETF
Account Value [Line Items]
Account Value	$ 25,315	$ 24,651	$ 24,037	$ 23,823	$ 23,169	$ 21,971	$ 22,354	$ 21,732	$ 21,210	$ 21,550	$ 20,485	$ 18,772	$ 18,903	$ 19,818	$ 20,618	$ 20,066	$ 18,705	$ 18,904	$ 18,968	$ 18,849	$ 19,426	$ 17,807	$ 19,358	$ 18,590	$ 17,437	$ 19,095	$ 19,575	$ 17,823	$ 19,263	$ 19,336	$ 21,407	$ 20,782	$ 21,185	$ 22,518	$ 21,599	$ 21,924	$ 20,662	$ 21,746	$ 21,300	$ 21,145	$ 20,725	$ 20,577	$ 19,499	$ 18,828	$ 18,035	$ 18,254	$ 17,648	$ 15,689	$ 15,663	$ 16,137	$ 15,006	$ 14,015	$ 13,595	$ 13,018	$ 11,646	$ 13,845	$ 14,963	$ 14,859	$ 14,558	$ 14,195	$ 14,055	$ 13,724	$ 14,208	$ 13,853	$ 13,109	$ 13,883	$ 13,445	$ 13,378	$ 12,929	$ 11,938	$ 13,371	$ 13,108	$ 13,799	$ 13,817	$ 13,302	$ 12,986	$ 12,729	$ 12,561	$ 12,434	$ 12,637	$ 13,043	$ 12,488	$ 12,395	$ 11,829	$ 11,692	$ 11,540	$ 11,594	$ 11,476	$ 11,447	$ 11,341	$ 11,192	$ 11,211	$ 10,862	$ 10,813	$ 10,574	$ 10,000	$ 10,000
American Customer Satisfaction Investable Index
Account Value [Line Items]
Account Value	26,761	26,045	25,381	25,138	24,431	23,151	23,545	22,876	22,315	22,660	21,525	19,709	19,836	20,788	21,618	21,025	19,585	19,783	19,836	19,702	20,298	18,593	20,205	19,391	18,187	19,909	20,399	18,556	20,048	20,112	22,259	21,596	22,005	23,379	22,411	22,738	21,415	22,529	22,054	21,881	21,436	21,270	20,142	19,437	18,609	18,826	18,191	16,161	16,124	16,604	15,427	14,400	13,963	13,369	11,953	14,206	15,349	15,231	14,912	14,533	14,381	14,033	14,517	14,145	13,376	14,158	13,701	13,625	13,160	12,145	13,603	13,325	14,016	14,030	13,499	13,164	12,895	12,720	12,583	12,783	13,187	12,620	12,518	11,939	11,792	11,631	11,679	11,544	11,514	11,401	11,235	11,248	10,892	10,819	10,575	10,000	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 31,163	$ 30,511	$ 29,788	$ 29,430	$ 28,411	$ 27,069	$ 28,221	$ 27,342	$ 25,956	$ 25,527	$ 24,417	$ 22,374	$ 22,855	$ 23,999	$ 24,387	$ 23,628	$ 22,164	$ 22,068	$ 21,729	$ 20,959	$ 21,483	$ 20,213	$ 21,449	$ 20,314	$ 18,792	$ 20,699	$ 21,579	$ 19,757	$ 21,534	$ 21,495	$ 23,548	$ 22,705	$ 23,406	$ 24,684	$ 23,625	$ 23,790	$ 22,232	$ 23,316	$ 22,628	$ 22,103	$ 21,599	$ 21,449	$ 20,363	$ 19,508	$ 18,985	$ 19,178	$ 18,468	$ 16,646	$ 17,101	$ 17,776	$ 16,584	$ 15,699	$ 15,393	$ 14,693	$ 13,024	$ 14,859	$ 16,192	$ 16,198	$ 15,724	$ 15,173	$ 14,851	$ 14,578	$ 14,813	$ 14,603	$ 13,642	$ 14,567	$ 14,001	$ 13,734	$ 13,306	$ 12,319	$ 13,542	$ 13,271	$ 14,245	$ 14,165	$ 13,718	$ 13,225	$ 13,144	$ 12,835	$ 12,786	$ 13,120	$ 13,622	$ 12,884	$ 12,742	$ 12,363	$ 12,081	$ 11,837	$ 11,801	$ 11,563	$ 11,492	$ 11,332	$ 11,217	$ 11,204	$ 10,776	$ 10,575	$ 10,370	$ 10,000	$ 10,000